NATIONS FUND TRUST
                      Registration Nos. 002-97817; 811-43050

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Nations Fund Trust (the "Trust") that the forms of Prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 66, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on July 28, 2000.

                  IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 16th day of August, 2000.


                                                       NATIONS FUND TRUST

                                                       /s/ Richard H. Blank, Jr.

                                                       Richard H. Blank, Jr.
                                                       Secretary